UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 91.5%
Australia 5.2%
Sydney Airport (Units)	11,584,350	59,385,065
Transurban Group (Units)	16,054,342	139,682,360
(Cost $166,219,336)		199,067,425
Canada 8.7%
Enbridge, Inc.	4,435,444	172,670,682
Inter Pipeline Ltd. (a)	2,449,889	50,459,697
Pembina Pipeline Corp. (a)	1,821,426	49,239,859
TransCanada Corp. (a)	1,488,030	58,501,491
(Cost $325,527,667)		330,871,729
France 2.5%
Groupe Eurotunnel SE (Registered)	3,424,470	38,395,465
VINCI SA	784,223	58,409,433
(Cost $91,957,749)		96,804,898
Hong Kong 1.6%
Beijing Enterprises Holdings Ltd. (Cost $81,736,532)	10,845,700	59,178,460
Italy 2.1%
Snam SpA (Cost $67,497,063)	13,047,500	81,691,289
Japan 1.5%
Tokyo Gas Co., Ltd. (Cost $56,222,407)	12,511,700	58,200,166
Mexico 0.7%
Promotora y Operadora de Infraestructura SAB de CV "L" (Cost $34,315,584)	2,575,614	28,321,520
Netherlands 1.0%
Koninklijke Vopak NV (Cost $34,723,090)	769,140	38,343,073
Spain 5.4%
Aena SA 144A*	711,293	91,759,351
Ferrovial SA	5,382,000	115,431,398
(Cost $182,471,433)		207,190,749
Switzerland 1.8%
Flughafen Zuerich AG (Registered) (Cost $39,103,045)	75,300	67,461,559
United Kingdom 12.7%
National Grid PLC	20,271,009	287,514,167
Severn Trent PLC	3,369,600	105,059,233
United Utilities Group PLC	7,008,900	92,730,260
(Cost $457,718,780)		485,303,660
United States 48.3%
American Tower Corp. (REIT)	2,722,583	278,710,822
American Water Works Co., Inc.	816,630	56,290,306
Avangrid, Inc.	1,639,310	65,752,724
Columbia Pipeline Group, Inc.	2,108,081	52,912,833
Crown Castle International Corp. (REIT) (a)	2,645,179	228,807,983
Edison International	526,918	37,880,135
Enbridge Energy Management LLC (a)	1,931,027	34,661,935
Eversource Energy	2,958,329	172,588,914
Kinder Morgan, Inc.	9,268,830	165,541,304
NiSource, Inc. (a)	3,643,505	85,840,978
NorthWestern Corp. (a)	1,188,000	73,359,000
Pattern Energy Group, Inc. (a)	462,286	8,815,794
PG&E Corp.	4,149,255	247,793,508
Sempra Energy	2,227,213	231,741,513
Union Pacific Corp.	901,154	71,686,801
Westar Energy, Inc.	625,327	31,022,472
(Cost $1,579,426,252)		1,843,407,022
Total Common Stocks (Cost $3,116,918,938)		3,495,841,550
Master Limited Partnerships 2.3%
United States
Enbridge Energy Partners LP	2,052,387	37,599,730
Fairway Energy Partners LLC (Units), 144A*	6,190,000	49,051,343
Total Master Limited Partnerships (Cost $127,468,568)		86,651,073
Securities Lending Collateral 4.8%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $185,949,967)	185,949,967	185,949,967
Cash Equivalents 6.1%
Central Cash Management Fund, 0.37% (b) (Cost $232,010,033)	232,010,033	232,010,033
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,662,347,506) †	104.7	4,000,452,623
Other Assets and Liabilities, Net	(4.7)	(179,314,724)
Net Assets	100.0	3,821,137,899

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $3,717,522,725. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $282,929,898. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $495,458,523 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $212,528,625.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $179,382,823, which is 4.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At March 31, 2016 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Master Limited Partnerships
Utilities	1,636,280,459	45.7%
Industrials	729,711,412	20.4%
Energy	708,981,947	19.8%
Financials	507,518,805	14.1%
Total	3,582,492,623	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$199,067,425	$—	$199,067,425
Canada	330,871,729	—	—	330,871,729
France	—	96,804,898	—	96,804,898
Hong Kong	—	59,178,460	—	59,178,460
Italy	—	81,691,289	—	81,691,289
Japan	—	58,200,166	—	58,200,166
Mexico	28,321,520	—	—	28,321,520
Netherlands	—	38,343,073	—	38,343,073
Spain	—	207,190,749	—	207,190,749
Switzerland	—	67,461,559	—	67,461,559
United Kingdom	—	485,303,660	—	485,303,660
United States	1,843,407,022	—	—	1,843,407,022
Master Limited Partnerships	37,599,730	—	49,051,343	86,651,073
Short-Term Investments (a)	417,960,000	—	—	417,960,000
Total	$2,658,160,001	$1,293,241,279	$49,051,343	$4,000,452,623

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Master Limited Partnerships
Balance as of December 31, 2015	$53,324,981
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(4,273,638)
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2016	$49,051,343
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$(4,273,638)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/16	Valuation Technique(s)	Unobservable Input
Master Limited Partnership: Crude Oil & Refined Products	$49,051,343	Market Approach	Last Traded Price Adjusted for Proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the last traded price on the Exchange adjusted for proxy (the movement in a comparable securities index). A significant change between last traded price, adjusted for proxy, and the price of the security based on current trading on the securities exchange could result in a material change in the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016